Impairment (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Impairment losses reversals	$ 2,680	$ 1,315	$ (3,190)
Property Plant And Equipment And Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Impairment losses reversals	(3,147)	(1,164)	3,415
Property Plant And Equipment And Intangible Assets [Member] | Producing Properties Relating To Oil And Gas Activities In Brazil Several Cgus [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	8,332	8,307	23,734
Recoverable amount	6,108	7,747	36,396
Impairment losses reversals	$ (2,217)	$ (628)	$ 3,373
Business segment	E&P	E&P	E&P
Property Plant And Equipment And Intangible Assets [Member] | Second Refining Unit In R N E S T [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	$ 943	$ 792	$ 404
Recoverable amount	455	882	767
Impairment losses reversals	$ (486)	$ 89	$ 359
Business segment	RT&M	RT&M	RT&M
Property Plant And Equipment And Intangible Assets [Member] | Oil And Gas Exploratory Assets [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	$ 371
Impairment losses reversals	$ (364)
Business segment	E&P
Property Plant And Equipment And Intangible Assets [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Impairment losses reversals	$ (80)	$ (5)	$ (67)
Business segment	Several	Several	Several
Property Plant And Equipment And Intangible Assets [Member] | Oil And Gas Production And Drilling Equipment In Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Carrying amount		$ 486	$ 250
Recoverable amount		7
Impairment losses reversals		$ (478)	$ (250)
Business segment		E&P	E&P
Property Plant And Equipment And Intangible Assets [Member] | Itaborai Utilities [Member]
IfrsStatementLineItems [Line Items]
Carrying amount		$ 919
Recoverable amount		777
Impairment losses reversals		$ (142)
Business segment		G&LCE